As filed with the U.S. Securities and Exchange Commission on February 10, 1997


                   Registration Nos. 333-11125 and 811-07795


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 2


                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 3



                                JPM SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

            60 State Street, Suite 1300, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 557-0700

                 John E. Pelletier, c/o Funds Distributor, Inc.
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

                         Copy to: Stephen K. West, Esq.
                              Sullivan & Cromwell
                   125 Broad Street, New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):



[X] Immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



The Registrant has previously elected to register an indefinite number of shares of Registrant and any series thereof hereinafter created under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant expects to file Rule 24f-2 notices with respect to its California Bond Fund (for its fiscal year ending May 31, 1997) on or before July 29, 1997 and Tax Aware Equity Fund and Tax Aware Disciplined Equity Fund (for their fiscal years ending October 31, 1997) on or before December 30, 1997.

JPM SERIES TRUST
CROSS-REFERENCE SHEET
(As Required by Rule 495)


PART A ITEM NO.:  Prospectus Headings.

1. COVER PAGE:  Cover Page.

2. SYNOPSIS:  Expense Table.

3. CONDENSED FINANCIAL INFORMATION:  Not applicable.

4. GENERAL DESCRIPTION OF REGISTRANT: Cover Page; Expense Table; Investment Objective and Policies; Additional Investment Practices and Risks; Investment Policies and Restrictions; Organization.

5. MANAGEMENT OF THE FUND: Management of the Fund; Shareholder Servicing; Additional Information.

5A.MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE:  Not applicable.

6. CAPITAL STOCK AND OTHER SECURITIES: Net Asset Value; Purchase of Shares; Taxes; Dividends and Distributions; Organization.

7. PURCHASE OF SECURITIES BEING OFFERED: Purchase of Shares; Exchange of Shares (if applicable); Who May be a Suitable Investor in the Fund(s); Dividends and Distributions; Net Asset Value.

8. REDEMPTION OR REPURCHASE: Redemption of Shares; Exchange of Shares (if applicable); Net Asset Value.

9. PENDING LEGAL PROCEEDINGS:  Not applicable.

PART B ITEM NO.:  Statement of Additional Information Headings.

10. COVER PAGE:  Cover Page.

11. TABLE OF CONTENTS:  Table of Contents.

12. GENERAL INFORMATION AND HISTORY:  General.

13. INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Investment Restrictions; Appendices A and B.

14. MANAGEMENT OF THE FUND:  Trustees and Officers.

15. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES:  Description of
    Shares.

16. INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisor; Distributor; Co-Administrator; Services Agent; Custodian and Transfer Agent; Independent Accountants; Expenses.

17. BROKERAGE ALLOCATION AND OTHER PRACTICES:  Portfolio Transactions.

18. CAPITAL STOCK AND OTHER SECURITIES: Massachusetts Trust; Description of Shares.

19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Purchase of Shares; Redemption of Shares; Exchange of Shares.

20. TAX STATUS:  Taxes.

21.  UNDERWRITERS:  Distributor.

22.  CALCULATION OF PERFORMANCE DATA:  Performance Data.

23.  FINANCIAL STATEMENTS:  Financial Statements.


PART C

     Information required to be included in Part C is set forth under the appropriately numbered items included in Part C of this registration statement.

                                EXPLANATORY NOTE


This post-effective amendment no. 2 (the "Amendment") to the Registrant's registration statement on Form N-1A (File no. 333-11125) is being filed with respect to the California Bond Fund's JPM Pierpont shares to make certain non-material changes to the Prospectus filed on January 10, 1997 in post-effecive amendment no. 1 (Accession No. 0000101694-97-4) ("Post-Effective Amendment No. 1"). Each of the Registrant's currently effective Prospectuses for each other series of shares of the Registrant is incorporated herein by reference as most recently filed pursuant to Rule 497 (Accession No. 0001016964-96-000036) under the Securities Act of 1933, as amended. The Registrant's Statement of Additional Information is incorporated herein by reference to Post-Effective Amendment No. 1.

PROSPECTUS

JPM SERIES TRUST
JPM PIERPONT SHARES: CALIFORNIA BOND FUND

60 STATE STREET
BOSTON, MASSACHUSETTS 02109
FOR INFORMATION CALL (800) 521-5411


California Bond Fund (the "Fund") seeks to provide a high after tax total return for California residents consistent with moderate risk of capital. The Fund is designed for investors subject to federal and California personal income taxes who are seeking a high after tax total return that may include some taxable income and gains.

The Fund is a series of JPM Series Trust (the "Trust") and is advised by Morgan Guaranty Trust Company of New York ("Morgan" or the "Advisor").


This Prospectus sets forth concisely the information about the JPM Pierpont Shares of the Fund that a prospective investor should know before investing and should be retained for future reference. Additional information has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated February 10, 1997, as amended or supplemented from time to time. This information is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor or by calling
(800) 221-7930. The Fund's Distributor is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109, Attention: JPM Series Trust - California Bond Fund.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF AN INVESTMENT IN THE FUND MAY FLUCTUATE AND MAY, AT THE TIME IT IS REDEEMED, BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE DATE OF THIS PROSPECTUS IS FEBRUARY 10, 1997

TABLE OF CONTENTS



                                                                    Page
Expense Table                                                         1
Investment Objective and Policies                                     1
Additional Investment Practices and Risks                             3
Management of the Fund                                                6
Shareholder Inquiries and Services                                    8
Purchase of Shares                                                    9
Redemption of Shares                                                 10
Exchange of Shares                                                   10
Dividends and Distributions                                          11
Taxes                                                                11
Net Asset Value                                                      11
Additional Information                                               13
Organization                                                         14

JPM PIERPONT SHARES:  CALIFORNIA BOND FUND


EXPENSE TABLE

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on
  Purchases(1) . . . . . . . . . . . . .                               None
Sales Charge Imposed on
  Reinvested Distributions . . . . . . .                               None
Deferred Sales Load  . . . . . . . . . .                               None
Redemption Fee . . . . . . . . . . . . .                               None
Exchange Fee . . . . . . . . . . . . . .                               None

ANNUAL OPERATING EXPENSES(2)
Advisory Fees  . . . . . . . . . . . . .                               0.30%
Rule 12b-1 Fees  . . . . . . . . . . . .                               None
Other Expenses (after expense
 limitation)  . . . . . . . . . . . .                                  0.35%
                                                                       ----

Total Operating Expenses (after
 expense limitation) . . . . . . . .                                   0.65%
                                                                       ====

(1) Certain Eligible Institutions (defined below) may impose fees in connection with the purchase of the Fund's shares through such institutions.


(2) These expenses are based on the estimated expenses and estimated average net assets for the Fund's first fiscal year and through September 30, 1997, after any applicable expense limitation. Without such expense limitation, the estimated Other Expenses and Total Operating Expenses for its first fiscal year would be equal on an annual basis to 0.50% and 0.80%, respectively, of average daily net assets of the Fund's JPM Pierpont Shares.


EXAMPLE
An investor would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period. (However, the Fund's minimum initial investment is greater than $1,000.)


1 Year . . . . . . . . . . . . . . . . . . . . . .                     $  7
3 Years  . . . . . . . . . . . . . . . . . . . . .                     $ 21


The above expense table is designed to assist investors in understanding the various estimated direct and indirect costs and expenses that investors in JPM Pierpont Shares of the Fund bear. For a complete description of contractual arrangements and other expenses applicable to the Fund, see Management of the Fund and Shareholder Inquiries and Services -- Shareholder Servicing. THE EXAMPLE IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE OR EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of California Bond Fund is to provide a high after tax total return for California residents consistent with moderate risk of capital. The Fund invests primarily in California Municipal Securities (defined below) the income from which is exempt from federal and California personal income taxes. It may also invest in other municipal securities that generate income exempt from federal income tax but not from California income tax. In addition, in order to maximize after tax total return, the Fund may invest in taxable debt obligations to the extent consistent with its objective.

WHO MAY BE A SUITABLE INVESTOR IN THE FUND. The Fund is designed for investors subject to federal and California personal income taxes who are seeking high after tax return but are not adverse to receiving some taxable income and gains. The Fund is not suitable for tax-deferred retirement or pension plans, including Individual Retirement Accounts (IRAs), 401(k) plans and 403(b) plans. The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective.

PRIMARY INVESTMENTS. Under normal circumstances, the Fund invests at least 65% of its total assets in California municipal bonds. For purposes of this policy, "California municipal bonds" has the same meaning as "California Municipal Securities," which are obligations of any duration (or maturity) issued by California, its political subdivisions and their agencies, authorities and instrumentalities and any other obligations, the interest from which is exempt from California personal income tax. The interest from many but not all California Municipal Securities is also exempt from federal income tax. The Fund may also invest in debt obligations of state and municipal issuers outside of California. In general, the interest on such securities is exempt from federal income tax but subject to California income tax. A portion of the Fund's distributions from interest on California Municipal Securities and other municipal securities in which the Fund invests may under certain circumstances be subject to federal alternative minimum tax. See Taxes.

MUNICIPAL SECURITIES. The Fund may invest in municipal securities of any maturity and type. These include both general obligation bonds secured by the issuer's pledge of its full faith, credit and taxing authority and revenue bonds payable from specific revenue sources, but generally not backed by the issuer's taxing authority. In addition, the Fund may invest in all types of municipal notes, including tax, revenue and grant anticipation notes, municipal commercial paper, and municipal demand obligations such as variable rate demand notes and master demand obligations. There is no specific percentage limitation on these investments.

NON-MUNICIPAL SECURITIES. The Fund may invest in U.S. Government, bank and corporate debt obligations, as well as asset- and mortgage-backed securities and repurchase agreements. The Fund will purchase such securities only when Morgan believes that they would enhance the after tax total return of a shareholder of the Fund in the highest federal and California income tax brackets. Under normal circumstances, the Fund's holdings of non-municipal securities and securities of municipal issuers outside California will not exceed 35% of its total assets.

CREDIT QUALITY. The Fund will invest primarily in investment grade securities, which are obligations rated at the time of purchase at least Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's Ratings Group. Securities rated Baa or BBB are considered to have certain speculative characteristics.

The Fund may also invest up to 10% of its total assets in below investment grade municipal and taxable securities rated at least B. Such securities are sometimes referred to as "junk bonds." Below investment grade securities typically are subject to greater fluctuations in price and yield resulting in a greater volatility of total return than investment grade bonds. These fluctuations may be sharp and unanticipated. Issuers of below investment grade securities typically are weak in financial health and their ability to repay interest or principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by those difficulties when they do encounter them. As a result, markets for below investment grade securities may react strongly to adverse news about an issuer or the economy or to the perception or expectation of adverse news. If a security purchased by the Fund is later downgraded below B, the Fund may continue to hold the security.

HOW THE FUND IS MANAGED. Morgan actively manages the Fund's duration, the allocation of securities across market sectors and the selection of securities to maximize after tax total return. Morgan adjusts the Fund's duration based upon fundamental economic and capital markets research and Morgan's interest rate outlook.

Under normal market conditions, the Fund will have a duration of three to ten years, although the maturities of individual portfolio securities may vary widely. Duration measures the price sensitivity of the Fund's portfolio, including expected cash flow under a wide range of interest rate scenarios. A longer duration generally results in greater price volatility. As a result, when interest rates increase, the prices of longer duration securities decrease more than the prices of comparable quality securities with a shorter duration. When interest rates decrease, the prices of longer duration securities increase more than the prices of comparable quality securities with a shorter duration.

Morgan also seeks to enhance after tax total return by allocating the Fund's assets among market sectors. Specific securities which Morgan believes are undervalued are selected for purchase using advanced quantitative tools, analysis of credit risk, the expertise of a dedicated trading desk and the judgment of fixed income portfolio managers and analysts.

The Fund may engage in short-term trading to the extent consistent with its objective. The annual portfolio turnover rate of the Fund is generally not expected to exceed 100%. Portfolio transactions may generate taxable capital gains and result in increased transaction costs.

TAX MANAGEMENT TECHNIQUES. In seeking to achieve the Fund's investment objective, Morgan attempts to consider the tax consequences to investors of all portfolio transactions. The success of this strategy depends on Morgan's ability to forecast accurately changes in interest rates and assess the value of fixed income securities.

ADDITIONAL INVESTMENT PRACTICES AND RISKS

NON-DIVERSIFICATION. Because the Fund is a non-diversified investment company, the Investment Company Act of 1940 (the "1940 Act") does not limit the percentage of the Fund's assets that may be invested in the securities of a single issuer. To the extent that the Fund invests a greater percentage of its assets in a smaller number of issuers, its portfolio will be subject to more concentrated credit and liquidity risk than a more diversified portfolio. The Fund must still comply with the quarterly diversification requirements under the Internal Revenue Code of 1986 (the "Code") under which, with respect to 50% of its total assets, the Fund generally may not invest more than 5% of its assets in any one issuer. With respect to the other 50% of total assets, the Fund may invest up to 25% of its assets in the securities of each of any two issuers.

LIQUIDITY. The secondary market for municipal securities is generally less liquid than for taxable fixed income securities. These risks are accentuated to the extent that the Fund, by itself or together with other accounts managed by Morgan or its affiliates, owns all or a substantial portion of an issue of municipal securities. In addition, if the issuer of certain types of municipal securities such as industrial revenue bonds defaults, the Fund could be required to seize and manage, or dispose of under adverse market conditions, collateral, which could increase the Fund's operating expenses, lower the Fund's net asset value and generate taxable income.

CONCENTRATION. The Fund will not invest more than 25% of its total assets in any one industry. Governmental issuers of municipal securities are not considered part of any industry for this purpose. However, taxable municipal securities backed only by the assets or revenues of nongovernmental users may be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to obligations backed by the assets or revenues of nongovernmental users in the same industry.

The Fund may invest more than 25% of its assets in certain sectors of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency obligations, transportation related obligations and utilities related obligations. The Fund will concentrate in a particular market sector only if Morgan determines that the returns available from issuers in the sector justify the additional risks. To the extent that the Fund concentrates in a particular market sector, its portfolio will be more exposed to adverse economic, business, political and other developments affecting issuers or users within that sector.

CALL RISK. The Fund may invest in municipal securities that permit the issuer to "call" or redeem the securities. If the issuer calls these securities when interest rates are falling, the Fund may not be able to reinvest the proceeds in securities providing a comparable return.

ZERO COUPON BONDS. The Fund may invest in zero coupon bonds that pay interest only upon maturity. Zero coupon bonds may present a greater risk of price volatility and credit problems than other bonds and involve certain special tax considerations. See Taxes.

CALIFORNIA MUNICIPAL SECURITIES. Since the Fund invests primarily in California Municipal Securities, its performance and the ability of California issuers to meet their obligations may be affected by economic, political, demographic or other conditions in California. As a result, the value of the Fund's shares may fluctuate more widely than the value of shares of a fund investing in securities of issuers in multiple states. The ability of state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their general fiscal conditions. Constitutional or statutory restrictions may limit a municipal issuer's power to raise revenues or increase taxes. The availability of federal, state and local aid to issuers of California Municipal Securities may also affect their ability to meet their obligations. Payments of principal and interest on revenue bonds will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made. Any reduction in the actual or perceived ability of an issuer of California Municipal Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would probably reduce the market value and marketability of the Fund's portfolio securities.

SECURITIES LOANS, REPURCHASE AGREEMENTS AND WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may lend portfolio securities with a value up to one third of its total assets and may enter into repurchase agreements. These transactions must be fully collateralized at all times. The Fund may also purchase securities on a when-issued or delayed delivery basis, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. Lending, repurchase agreement and when-issued transactions involve the risk that the other party may default on its obligation and the Fund could be delayed in or prevented from recovering the collateral or completing the transaction.

PUTS. The Fund may purchase municipal securities together with a right to resell or "put" the securities back to the seller on agreed upon terms. The Fund may pay a premium to purchase securities with a put feature. A put involves the risk that the counterparty will default on its obligations to repurchase the underlying securities.

STRUCTURED DEBT SECURITIES. The Fund may invest in structured debt securities which may include various types of derivative securities such as tender option bonds, floating rate securities that are subject to a maximum interest rate (capped floaters), leveraged floating rate securities (super floaters) and leveraged inverse floating rate securities (inverse floaters). The interest rate or, in some cases, the principal payable at the maturity of a structured debt security may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators. In addition, the yield on a structured security may fail to track the yield on conventional securities of comparable maturity. A structured debt security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the underlying interest rate or index. Thus, leveraged structured securities may experience greater price volatility than conventional debt securities in response to changes in interest rates or other reference prices.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities, including certain restricted and private placement securities. The price the Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. The Fund may also purchase Rule 144A securities eligible for resale to institutional investors without registration under the Securities Act of 1933. These securities may be determined to be liquid in accordance with guidelines established by Morgan and approved by the Trustees. The Trustees will monitor Morgan's implementation of these guidelines on a periodic basis.

FUTURES AND OPTIONS TRANSACTIONS. The Fund may enter into derivative contracts to hedge against fluctuations in securities prices or as a substitute for the purchase or sale of securities. The Fund may also use derivative contracts for risk management purposes. See Risk Management in the Statement of Additional Information. The Fund may purchase and sell (write) exchange traded and over-the-counter ("OTC") put and call options on securities and securities indexes, purchase and sell futures contracts on securities and securities indexes and purchase and sell (write) put and call options on futures contracts on securities and securities indexes. Some options and futures strategies, including selling futures contracts, buying puts and writing calls, tend to hedge the Fund's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund's overall strategy in a manner consistent with the Fund's objective and policies. Because transactions in derivative instruments result in taxable gains or losses it is expected that the Fund will utilize derivative contracts infrequently.

Transactions in derivative contracts often involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices. The Fund incurs liability to a counterparty in connection with transactions in futures contracts and the writing of options. As a result, the loss on these derivative contracts may exceed the Fund's initial investment. The Fund may also lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Fund. In addition, the Fund incurs transaction costs in opening and closing positions in derivative contracts.

Derivative contracts may sometimes increase or leverage the Fund's exposure to a particular market risk. Leverage magnifies the price volatility of derivative contracts held by the Fund. The Fund is required to offset the leverage inherent in derivative contracts by maintaining a segregated account consisting of cash or liquid securities, by holding offsetting portfolio securities or contracts or by covering written options.

The Fund's success in using derivative contracts to hedge portfolio assets depends on the degree of price correlation between the derivative contract and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative contract, the assets underlying the derivative contract and the Fund's portfolio assets.

During periods of extreme market volatility, a commodity or options exchange may suspend or limit trading in an exchange-traded derivative contract, which may make the contract temporarily illiquid and difficult to price. The Fund's ability to terminate OTC derivative contracts may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative contracts, the only source of price quotations may be the selling dealer or counterparty. In addition, derivative securities and OTC derivative contracts involve a risk that the issuer or counterparty will fail to perform its contractual obligations.

The Fund will not engage in a transaction in futures or options on futures for risk management purposes if, immediately thereafter, the sum of initial margin deposits and premiums required to establish risk management positions in futures contracts and options on futures would exceed 5% of the Fund's net assets.

BORROWING AND REVERSE REPURCHASE AGREEMENTS. The Fund may (1) borrow money from banks solely for temporary or emergency (but not for leverage) purposes and (2) may enter into reverse repurchase agreements for any purpose. The aggregate amount of such borrowings and reverse repurchase agreements may not exceed one-third of the Fund's total assets less liabilities (other than borrowings). For the purposes of the 1940 Act, reverse repurchase agreements are considered a form of borrowing by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses of the Fund to be magnified.

INVESTMENT POLICIES AND RESTRICTIONS. Except as otherwise stated in this Prospectus or the Fund's Statement of Additional Information, the Fund's investment objective, policies and restrictions are not fundamental and may be changed without shareholder approval.

MANAGEMENT OF THE FUND

TRUSTEES. The Fund is a series of the Trust. The Trustees of the Trust de-cide upon matters of general policy and review the actions of the Advisor and other service providers. The Trustees of the Trust are identified below.

Frederick S. Addy . . . . . . .   Former Executive Vice President and Chief
                                  Financial Officer, Amoco Corporation

William G. Burns  . . . . . . .   Former Vice Chairman of the Board and
                                  Chief Financial Officer, NYNEX Corporation

Arthur C. Eschenlauer . . . . .   Former Senior Vice President, Morgan
                                  Guaranty Trust Company of New York

Matthew Healey  . . . . . . . .   Chairman and Chief Executive Officer of
                                  the Trust; Chairman, Pierpont Group, Inc.

Michael P. Mallardi . . . . . .   Former Senior Vice President, Capital
                                  Cities/ABC, Inc. and President, Broadcast
                                  Group

ADVISOR. The Fund has retained Morgan as Investment Advisor to provide investment advice and portfolio management services to the Fund. Subject to the supervision of the Trustees, Morgan makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments.

Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company that conducts a general banking and trust business. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients with combined assets under management of over $197 billion (of which the Advisor advises over $30 billion).

Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For fixed-income portfolios, this process focuses on the systematic analysis of real interest rates, sector diversification and quantitative and credit analysis. Morgan has managed portfolios of domestic fixed-income securities on behalf of its clients for over 50 years. The portfolio managers making investments in domestic fixed-income securities work in conjunction with fixed-income, credit, capital market and economic research analysts, as well as traders and administrative officers.


Elizabeth A. Augustin and Robert W. Meiselas have been primarily responsible for the day-to-day management and implementation of Morgan's processes for the Fund since its November, 1996 inception (they are Vice Presidents of Morgan and have been employed by Morgan since prior to 1992).


As compensation for the services rendered and related expenses borne by Morgan under its investment advisory agreement with the Trust, the Fund has agreed to pay Morgan a fee which is calculated daily and may be paid monthly at the annual rate of 0.30% of the Fund's average daily net assets.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.

CO-ADMINISTRATOR. Pursuant to a Co-Administration Agreement with the Trust, Funds Distributor, Inc. ("FDI") serves as the Co-Administrator for the Fund. FDI
(i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Fund; (ii) provides officers for the Trust; (iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; and (v) maintains related books and records.

For its services under the Co-Administration Agreement, the Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Fund, the other funds in the Trust and certain other registered investment companies subject to similar agreements with FDI.

ADMINISTRATIVE SERVICES AGENT. Pursuant to an Administrative Services Agreement with the Trust, Morgan provides administrative and related services to the Fund, including services related to tax compliance, preparation of financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustees matters.

Under the Administrative Services Agreement, the Fund has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Fund, the other funds in the Trust and certain other registered investment companies managed by the Advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI.

DISTRIBUTOR. FDI, a registered broker-dealer, also serves as the Distributor of shares of the Fund. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

FUND SERVICES AGREEMENT. Pursuant to a Fund Services Agreement with the Trust, Pierpont Group, Inc. ("PGI"), 461 Fifth Avenue, New York, New York 10017, assists the Trustees in exercising their overall supervisory responsibilities for the affairs of the Trust. PGI provides these services for a fee approximating its reasonable cost.

CUSTODIAN AND TRANSFER AGENT.  State Street Bank and Trust Company,
225 Franklin Street, Boston, Massachusetts 02110, serves as the Fund's custodian and fund accounting, transfer and dividend disbursing agent. State Street keeps the books of account for the Fund.

EXPENSES. In addition to the fees payable to the service providers identified above, the Fund is responsible for usual and customary expenses associated with its operation. These include, among other things, organization expenses, legal fees, audit and accounting expenses, insurance costs, the compensation and expenses of the Trustees, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, registration fees under federal and state securities laws, interest, taxes and extraordinary expenses (such as for litigation).

Morgan has agreed that it will reimburse the Fund through at least July 31, 1997 to the extent necessary to maintain the Fund's operating expenses for JPM Pierpont Shares at the annual rate of 0.65% of the average daily net assets of the Fund's JPM Pierpont Shares. This expense reimbursement does not apply to taxes, interest, litigation costs and other extraordinary expenses.

SHAREHOLDER INQUIRIES AND SERVICES

Shareholders may call J.P. Morgan Funds Services at (800) 521-5411 for information about the Fund and assistance with shareholder transactions.

SHAREHOLDER SERVICING. Under a shareholder servicing agreement with the Trust, Morgan, acting directly or through an agent (designated as an Eligible Institution) provides account administration and personal and account maintenance services to Fund shareholders. These services include assisting in the maintenance of accurate account records, processing orders to purchase and redeem shares of the Fund, and responding to shareholder inquiries. The Fund has agreed to pay Morgan a fee for these services at an annual rate of 0.25% of the average daily net assets of JPM Pierpont Shares.

The Fund may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Fund. See Eligible Institutions. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.

The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES

METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Fund's Distributor. Investors must be customers of Morgan or an Eligible Institution. Investors may also be employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Fund reserves the right to determine the purchase orders that it will accept.


MINIMUM INVESTMENT REQUIREMENTS. The Fund requires a minimum initial investment in JPM Pierpont Shares of $100,000, except for investors who were shareholders of a fund in The JPM Pierpont Funds as of September 29, 1995, for whom the minimum initial investment is $10,000. The minimum subsequent investment for all investors is $5,000. These minimum investment requirements may be waived for certain investors, including investors for whom the Advisor is a fiduciary, who are employees of the Advisor, who maintain related accounts with other funds in the Trust, The JPM Pierpont Funds or the Advisor, who make investments for a group of clients, such as financial advisors, trust companies and investment advisors, or who maintain retirement accounts with the Fund.


PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous basis without a sales charge at the net asset value next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, conditions and charges.

To purchase JPM Pierpont Shares, investors should request their Morgan representative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer immediately available funds to the Fund's Distributor on the settlement date. Any shareholder may also call J.P. Morgan Funds Services at (800) 521-5411 for assistance in placing an order for shares. If the Fund or its agent receives a purchase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day, and the purchaser becomes a holder of record on the following business day upon the Fund's receipt of payment in immediately available funds. If the Fund or its agent receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at the net asset value determined on the next business day. The settlement date is generally the business day after the purchase is effective. The purchaser will begin to receive the daily dividends on the settlement date. See Dividends and Distributions.

ELIGIBLE INSTITUTIONS. Shares may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Fund. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.

The services provided by Eligible Institutions may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution.

Although there is no sales charge levied directly by the Fund, Eligible Institutions may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Eligible Institutions but in all cases will be retained by the Eligible Institution and not remitted to the Fund or Morgan.

REDEMPTION OF SHARES

METHOD OF REDEMPTION. To redeem JPM Pierpont Shares, an investor may instruct Morgan or his or her Eligible Institution, as appropriate, to submit a redemption request to the Fund or may telephone J.P. Morgan Funds Services directly at (800) 521-5411 and give the Shareholder Service Representative a preassigned shareholder Personal Identification Number and the amount of the redemption. The Fund executes effective redemption requests at the next determined net asset value per share. See Net Asset Value.

A redemption request received by the Fund or its agent prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective redemption are deposited on the settlement date in immediately available funds to the shareholders's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions. The redeemer will continue to receive dividends on these shares through the day before the settlement date. The settlement date is generally the next business day after a redemption is effective and, subject to Further Redemption Information below, in any event is within seven days. See Dividends and Distributions.

OTHER REDEMPTION PROCESSING INFORMATION. Redemption requests may not be processed if the redemption request is not submitted in proper form. A redemption request is not in proper form unless the Fund has received the shareholder's certified taxpayer identification number and address. In addition, if shares were paid for by check and the check has not yet cleared, redemption proceeds will not be transmitted until the check has cleared, which may take up to 15 days. The Fund reserves the right to suspend the right of redemption or postpone the payment of redemption proceeds to the extent permitted by the SEC. Shareholders may be required to recognize taxable gains or losses upon redeeming shares.

MANDATORY REDEMPTION. If a redemption of JPM Pierpont Shares reduces the value of a shareholder's account balance below the required initial minimum investment, the Fund may redeem the remaining shares in the account 60 days after providing written notice to the shareholder of the mandatory redemption. An account will not be subject to mandatory redemption if the shareholder purchases sufficient shares during the 60-day period to increase the account balance to the required minimum investment amount.

EXCHANGE OF SHARES


An investor may exchange JPM Pierpont Shares for JPM Institutional shares or shares of any fund in The JPM Pierpont Funds or The JPM Institutional Funds without charge subject to the same minimum investment requirements as are applicable to purchases of shares of such funds. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. An exchange is in effect a redemption from one fund or class followed by a purchase of another fund and is therefore subject to the requirements applicable to share purchases and redemptions. Exchanges may result in the recognition of taxable gains or losses. The Fund reserves the right to terminate or alter the terms of the exchange privilege at any time.


DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income. The net investment income of the Fund is declared as a dividend daily for each class of shares outstanding immediately prior to the determination of the net asset value per share ("NAV") of each class on that day and paid monthly. If an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. Net investment income for dividend purposes consists of the income of the Fund less certain of the Fund's expenses and other expenses directly attributable to such class. Fund expenses, including the fees payable to Morgan, are accrued daily. Shares will accrue dividends as long as they are issued and outstanding. Shares are issued and outstanding as of the settlement date of a purchase order to the settlement date of a redemption order.

Substantially all the realized net capital gains, if any, of the Fund are declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

The Fund's dividends and distributions are paid in additional JPM Pierpont Shares unless the shareholder elects to have them paid in cash. The tax effects of dividends and distributions are the same whether they are paid in shares or cash. Cash dividends and distributions either (1) are credited to the shareholder's account at Morgan or the shareholder's Eligible Institution or (2) in the case of certain Morgan clients, are paid by a check mailed in accordance with the client's instructions.

NET ASSET VALUE

The Fund computes the NAV of the JPM Pierpont Shares at 4:15 p.m. New York time on each business day. The NAV of JPM Pierpont Shares is calculated by dividing the net assets attributable to JPM Pierpont Shares by the number of JPM Pierpont Shares outstanding.

TAXES

The Fund is treated as a separate entity for tax purposes. The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. To qualify as such, the Fund must, in addition to other requirements, limit its investments so that at the close of each quarter of its taxable year (a) no more than 25% of its total assets are invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), and (b) with regard to 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer. As a regulated investment company, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to shareholders in accordance with certain timing requirements of the Code.

The Fund intends to qualify to pay exempt-interest dividends to its shareholders by having, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of tax exempt securities. An exempt-interest dividend is that part of dividend distributions made by the Fund which consists of interest received by the Fund on tax exempt securities. Exempt-interest dividends received from the Fund will be treated for federal income tax purposes as tax exempt interest income. However, an investor receiving Social Security or railroad retirement benefits should consult his tax adviser to determine if an investment in the Fund may affect the federal taxation of these benefits. California does not tax any portion of such benefits. To the extent that exempt-interest dividends are derived from interest on California Municipal Securities, such distributions will also be exempt from California personal income tax. However, these exempt-interest dividends may result in liability for state and local taxes for individual shareholders subject to taxation by other states and municipalities outside of California.

For federal income tax purposes, dividends other than exempt interest dividends paid by the Fund from net investment income and the excess of net short-term capital gain over net long-term capital loss will be taxable to its shareholders as ordinary income. Dividends paid by the Fund from the excess of net long-term capital gain over net short-term capital loss and designated by the Fund as "capital gain dividends" will be taxable as long-term capital gains regardless of how long shareholders have held their shares. These tax consequences will apply whether distributions are received in additional shares or in cash. Shareholders will be informed annually about the amount and character, for federal and California personal income tax purposes, of distributions received from the Fund.

For California personal income tax purposes, distributions derived from investments other than California Municipal Securities and U.S. Government securities that pay interest exempt from state personal income taxation, as well as distributions from any net realized capital gains, will be taxable whether taken in cash or reinvested in additional shares.

Interest on certain tax exempt municipal obligations issued after August 7, 1986 is a preference item for purposes of the alternative minimum tax applicable to individuals and corporations. Under tax regulations to be issued, the portion of the exempt-interest dividend of a regulated investment company that is allocable to these obligations will be treated as a preference item for purposes of the alternative minimum tax. To the extent that the Fund invests in California Municipal Securities or other municipal securities the interest from which is subject to federal alternative minimum tax, individual shareholders, depending on their own tax status, may be subject to federal but not California alternative minimum tax on that portion of the Fund's distributions attributable to such income. An investment in the Fund may cause corporate investors to be subject to (or increase their liability under) California corporate taxation.

Corporations should also be aware that interest on all municipal securities will be included in calculating (i) adjusted current earnings for purposes of the alternative minimum tax applicable to them, (ii) the additional tax imposed on certain corporations by the Superfund Revenue Act of 1986, and (iii) the foreign branch profits tax imposed on certain effectively connected earnings and profits of U.S. branches of foreign corporations. Furthermore, special tax provisions may apply to certain financial institutions and property and casualty insurance companies, and they should consult their tax advisors before purchasing shares of the Fund.

Interest on indebtedness incurred or continued by a shareholder (whether a corporation or an individual) to purchase or carry shares of the Fund is generally not deductible. Investors who are, or are related to, "substantial users" of bond-financed facilities should consult their tax advisors prior to purchasing shares of the Fund.

The Fund generally will be required to recognize accrued income on its investments in zero coupon bonds each taxable year, even though no corresponding amount of cash may be received during that year, and may have to obtain cash from other sources to enable it to satisfy certain income distribution requirements applicable to the Fund under the Code.

Redemptions or exchanges of shares, whether for cash or in-kind, are taxable events on which a shareholder may recognize a gain or loss. Any gain or loss realized by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise a short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to these shares.

Individuals and certain other shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions and the proceeds of redemptions if they fail to furnish their correct taxpayer identification number and certain certifications or if they are otherwise subject to backup withholding.

The foregoing summarizes certain federal and California income tax consequences of investing in the Fund. Shareholders are urged to consult their own tax advisors concerning specific questions about federal, state and local taxes.

ADDITIONAL INFORMATION

SHAREHOLDER REPORTS AND CONFIRMATIONS. The Fund sends to its shareholders annual and semiannual reports. The financial statements appearing in annual reports are audited by independent accountants. Shareholders will also be sent confirmations of each purchase and redemption transaction and monthly statements reflecting all account activity.

TELEPHONE TRANSACTIONS. All shareholders are entitled to initiate redemptions and other transactions by telephone. However, a transaction authorized by telephone and reasonably believed by the Fund, Morgan, an Eligible Institution or the Distributor to be genuine may result in a loss to the investor if the transaction is not in fact genuine. The Fund will employ reasonable procedures to confirm that investor instructions communicated by telephone are genuine. These include requiring investors to give their personal identification numbers and tape recording telephone instructions. If these procedures are not followed, the Fund, Morgan, the investor's Eligible Institution or the Distributor may be liable for any losses resulting from unauthorized or fraudulent instructions.

PERFORMANCE ADVERTISING. The Fund may advertise historical performance information and compare its performance to other investments or relevant indexes. An advertisement may also include data supplied by Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates and other industry publications.

The Fund may advertise average annual total return and other forms of total return data. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at NAV for specified periods ending with the most recent calendar quarter. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. The Fund may also advertise total return on a cumulative, average, year-by-year or other basis for specified periods. The investment results of JPM Pierpont Shares will fluctuate over time and should not be considered a representation of performance in the future.

In addition, the Fund may advertise yield and "tax-equivalent yield." Yield reflects the Fund's rate of income on portfolio investments as a percentage of its NAV. The yield on JPM Pierpont Shares is computed by annualizing the result of dividing the net investment income per share over a 30-day period by the NAV on the last day of that period. Yield is calculated by accounting methods that are standardized for all stock and bond funds and differ from the methods used for other accounting purposes. Therefore, the yield on JPM Pierpont Shares may not equal the income paid on these shares or the income reported in the Fund's financial statements. Tax-equivalent yield shows the effect on performance of the tax-exempt status of distributions received by the Fund. It reflects the approximate yield that a taxable investment must earn for shareholders at stated income levels to produce an after tax yield equivalent to the Fund's tax-exempt yield.

Performance information may be obtained by calling Morgan at (800) 521-5411.

ORGANIZATION


The Trust was organized on August 15, 1996 as a Massachusetts business trust. The Trust currently has three series of shares, including the Fund described in this Prospectus. The Trustees have authorized two classes of shares of the Fund: the JPM Pierpont Shares offered by this Prospectus and the JPM Institutional Shares offered by a separate Prospectus. The JPM Pierpont Shares and the JPM Institutional Shares are subject to different expenses, which may affect the performance of each class. More information about the JPM Institutional Shares may be obtained by calling (800) 766-7722. The Trustees reserve the right to authorize and issue additional series and classes of shares.


Shareholders of the Fund are entitled to one full or fractional vote for each dollar or fraction of a dollar invested in JPM Pierpont Shares. There is no cumulative voting and shares have no preemption or conversion rights. The Trust does not intend to hold meetings of shareholders annually. The Trustees will call special meetings of shareholders to the extent required by the Trust's Declaration of Trust or the 1940 Act. The 1940 Act requires the Trustees, under certain circumstances, to call a meeting to allow shareholders to vote on the removal of a Trustee and to assist shareholders in communicating with each other.

JPM PIERPONT SHARES:
CALIFORNIA BOND FUND































NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE TRUST OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE TRUST OR THE DISTRIBUTOR TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.


PROS238-972

PROSPECTUS
February 10, 1997

                                     PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements:

         The following financial statements are included in Part A:

         Not applicable.

         The following financial statements are included in Part B:

         Tax Aware Equity Fund: Statement of Assets and Liabilities at November 4, 1996
         Report of Independent Accountants

         Tax Aware Disciplined Equity Fund: Statement of Assets and Liabilities at November 4, 1996
         Report of Independent Accountants

         California Bond Fund: Statement of Assets and Liabilities at November 4, 1996
         Report of Independent Accountants

(b) Exhibits

1        Declaration of Trust.(1)

1(a) Amendment No. 1 to Declaration of Trust, Amended and Restated Establishment and Designation of Series and Classes of Shares.(2)

2        Restated By-Laws.(2)

5 Form of Investment Advisory Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan").(2)

6 Form of Distribution Agreement between Registrant and Funds Distributor, Inc. ("FDI").(2)

8 Form of Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street").(2)

9(a)     Form of Co-Administration Agreement between Registrant and FDI.(2)

9(b)     Form of Administrative Services Agreement between Registrant and
         Morgan.(2)

9(c) Form of Transfer Agency and Service Agreement between Registrant and State Street.(2)

9(d)     Form of Shareholder Servicing Agreement between Registrant and
         Morgan.(2)


11       Consent of independent accountants.(3)


13       Purchase agreement with respect to Registrant's initial shares.(2)

16       Schedule for computation of performance quotations.(2)


18       18f-3 Plan.(3)

19       Powers of attorney.(2)


27.1     Financial data schedule.(3)

27.2     Financial data schedule.(3)

27.3     Financial data schedule.(3)


-------------------


(1) Incorporated herein from Registrant's registration statement on Form N-1A as filed on August 29, 1996 (Accession No. 0000912057-96-019242).
(2) Incorporated herein from Registrant's registration statement on Form N-1A as filed on November 8, 1996 (Accession No.0001016964-96-000034).
(3)      Filed herewith.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

         Title of Class:  Shares of Beneficial Interest (par value $0.001)

         As of January 8, 1997

         Tax Aware Equity Fund:                JPM Pierpont Shares:          1
         Tax Aware Disciplined Equity Fund:    JPM Pierpont Shares          21
         California Bond Fund:                 JPM Institutional Shares:     8

ITEM 27. INDEMNIFICATION.

Reference is made to Section 5.3 of Registrant's Declaration of Trust and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

    Morgan is a New York trust company which is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated. Morgan conducts a general banking and trust business.

    To the knowledge of the Registrant, none of the directors, except those set forth below, or executive officers of Morgan is or has been during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of Morgan also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated, which owns all the outstanding stock of Morgan. Set forth below are the names, addresses, and principal business of each director of Morgan who is engaged in another business, profession, vocation or employment of a substantial nature.

    Riley P. Bechtel: Chairman and Chief Executive Officer, Bechtel Group, Inc. (architectural design and construction). His address is Bechtel Group, Inc., P.O. Box 193965, San Francisco, CA 94119-3965.

    Martin Feldstein: President and Chief Executive Officer, National Bureau of Economic Research, Inc.(national research institution). His address is National Bureau of Economic Research, Inc., 1050 Massachusetts Avenue, Cambridge, MA 02138-5398.

    Hanna H. Gray: President Emeritus, The University of Chicago (academic institution). Her address is Department of History, The University of Chicago, 1126 East 59th Street, Chicago, IL 60637.

    James R. Houghton: Retired Chairman, Corning Incorporated (glass products). His address is R.D.#2 Spencer Hill Road, Corning, NY 14830.

    James L. Ketelsen: Retired Chairman and Chief Executive Officer, Tenneco Inc. (oil, pipe-lines, and manufacturing). His address is Tenneco, Inc., P.O. Box 2511, Houston, TX 77252-2511.

    Lee R. Raymond: Chairman and Chief Executive Officer, Exxon Corporation (oil, natural gas, and other petroleum products). His address is Exxon Corporation, 5959 Las Colinas Boulevard, Irving, TX 75039-2298.

    Richard D. Simmons: Former President, The Washington Post Company and International Herald Tribune (newspapers). His address is P.O. Box 242, Sperryville, VA 22740.

    Douglas C. Yearley: Chairman, President and Chief Executive Officer, Phelps Dodge Corporation (chemicals). His address is Phelps Dodge Corporation, 2600 N. Central Avenue, Phoenix, AZ 85004-3014.

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) FDI, located at 60 State Street, Suite 1300, Boston, Massachusetts 02109, is the principal underwriter of the Registrant's shares. FDI is an indirectly wholly owned subsidiary of Boston Institutional Group, Inc., a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker-dealer registered under the Securities Exchange Act of 1934, as amended. FDI acts as principal underwriter of the following investment companies other than the Registrant:

BJB Investment Funds
Burridge Funds

Foreign Fund, Inc.
Fremont Mutual Funds, Inc.
Harris Insight Funds Trust
H.T. Insight Funds, Inc. d/b/a Harris Insight Funds
LKCM Fund
Monetta Fund, Inc.
Monetta Trust
The Munder Framlington Funds Trust
The Munder Funds, Inc.
The Munder Funds Trust
The PanAgora Institutional Funds
RCM Capital Funds, Inc.
RCM Equity Funds, Inc.
The Skyline Funds
St. Clair Money Market Fund
Waterhouse Investors Cash Management Funds, Inc.
The JPM Institutional Funds
The JPM Pierpont Funds
JPM Series Trust II


FDI does not act as depositor or investment adviser of any investment companies.

(b) The following is a list of officers, directors and partners of FDI. The principal address of all officers and directors is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

Name; Positions and Offices with Underwriter; Position and Offices  with
Registrant:

Marie E. Connolly; Director, President and Chief Executive Officer; Vice President and Assistant Treasurer

Richard W. Ingram; Senior Vice President; President and Treasurer

John E. Pelletier; Senior Vice President and General Counsel; Vice President and Secretary

Donald R. Roberson; Senior Vice President; None

John F. Tower III; Senior Vice President, Chief Financial Officer and Treasurer; Vice President and Assistant Treasurer

Rui M. Moura; First Vice President; None

Bernard A. Whalen; First Vice President; None

John W. Gomez; Chairman and Director; None

William J. Nutt; Director; None

The information required by this Item 29 with respect to each director and officer of FDI is incorporated herein by reference to Schedule A of Form BD filed by FDI pursuant to the Securities Exchange Act of 1934 (SEC File No. 20518).

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the Rules thereunder will be maintained at the offices of:

Morgan Guaranty Trust Company of New York: 60 Wall Street, New York, New York 10260-0060, 9 West 57th Street, New York, New York 10019 or 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as ` investment advisor, shareholder servicing agent and administrative services agent).

State Street Bank and Trust Company: 1776 Heritage Drive, North Quincy, Massachusetts 02171 (records relating to its functions as custodian, transfer agent and dividend disbursing agent).

Funds Distributor, Inc.: 60 State Street, Suite 1300, Boston, Massachusetts 02109 (records relating to its functions as distributor and co-administrator).

Pierpont Group, Inc.: 461 Fifth Avenue, New York, New York 10017 (records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).

ITEM 31. MANAGEMENT SERVICES.

         Not applicable.

ITEM 32. UNDERTAKINGS.

(a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes to file a post-effective amendment, using financials which need not be certified, within four to six months following the commencement of public investment operations of each Fund. The financial statements included in such amendment will be as of and for the time period ended on a date reasonably close or as soon as practicable to the date of the filing of the amendment.

(c) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the second full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 7th day of February, 1997.


JPM SERIES TRUST


By       /s/ RICHARD W. INGRAM
         -------------------------
         Richard W. Ingram
         President and Treasurer



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 7, 1997.


/s/ RICHARD W. INGRAM
---------------------------
Richard W. Ingram
President and Treasurer
(Principal Financial
and Accounting Officer)

MATTHEW HEALEY*
---------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer

FREDERICK S. ADDY*
---------------------------
Frederick S. Addy
Trustee

WILLIAM G. BURNS*
---------------------------
William G. Burns
Trustee

ARTHUR C. ESCHENLAUER*
---------------------------
Arthur C. Eschenlauer
Trustee

MICHAEL P. MALLARDI*
---------------------------
Michael P. Mallardi
Trustee


*By      /s/ RICHARD W. INGRAM
         --------------------------
         Richard W. Ingram,
         as attorney-in-fact pursuant to a power of attorney previously filed.

                                INDEX TO EXHIBITS

EXHIBIT NO.                DESCRIPTION OF EXHIBIT


EX-99.B11                  Consents of independent accountants

EX-99.B18                  18f-3 Plan


EX-27.1
to EX-27.3                 Financial Data Schedules